Borrowings - Additional Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Outstanding borrowings with FHLB	$ 0	$ 0
Federal home loan bank additional borrowings capacity	154,100,000	140,500,000
Loans Pledged as Collateral	228,200,000	207,900,000
Cash management lines of credit, additional borrowings	18,000,000.0	18,000,000.0
Security Owned and Pledged as Collateral, Fair Value	$ 37,500,000	$ 30,100,000